Share-based Payments - Summary of Number and Movements in Long Term Incentive Plan Options (Detail)		12 Months Ended
	Feb. 20, 2020 shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	962,836
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year				185,950
Lapsed during the year		(241,374)
Options over ADR's Number outstanding at December 31		910,072	1,151,446	1,151,446
Exercisable at December 31		0	0	0